Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000001288 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,424		$ 9,796	$ 11,096	$ 12,920	$ 11,545	$ 12,853	$ 17,208	$ 16,167	$ 17,227	$ 20,131	$ 21,566
C000064720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,319	11,602	13,407	11,886	13,129	17,444	16,259	17,180	19,915	21,156
C000064721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,423	11,844	13,826	12,385	13,815	18,535	17,453	18,627	21,814	23,406
C000130426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,043,994	1,187,130	1,387,063	1,243,619	1,389,172	1,866,071	1,758,186	1,879,308	2,202,494	2,365,900
C000174005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,013,417	1,255,651	1,555,813	1,256,617	1,367,380	1,913,926	1,658,304	1,719,499	1,888,704	1,990,100
C000001289 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,134	12,532	15,479	12,465	13,517	18,868	16,296	16,844	18,451	19,381
C000174006 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,134	12,556	15,543	12,541	13,624	19,047	16,487	17,069	18,729	19,716
C000001358 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425		10,203	11,658	13,602	13,005	12,933	19,089	19,535	22,322	27,077	30,349
C000001360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,746	12,185	14,118	13,394	13,222	19,367	19,675	22,312	26,858	29,880
C000001361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,852	12,433	14,544	13,939	13,898	20,564	21,099	24,170	29,390	33,026
C000130427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,085,161	1,243,317	1,455,206	1,395,102	1,391,407	2,060,024	2,114,343	2,423,080	2,948,138	3,314,500
C000001368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425		10,672	13,696	17,897	17,112	28,639	35,816	21,485	26,815	34,934	43,390
C000001370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,227	14,292	18,541	17,597	29,238	36,276	21,584	26,705	34,505	42,515
C000001371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,349	14,605	19,128	18,331	30,748	38,537	23,170	28,974	37,820	47,090
C000174007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,134,917	1,462,019	1,917,692	1,838,818	3,087,636	3,873,029	2,330,110	2,912,897	3,806,780	4,743,200
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Accumulated Value	10,000		11,144	12,934	15,553	15,757	19,135	25,457	22,076	25,335	31,957	37,020
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		10,859	12,478	15,654	13,636	14,457	21,263	17,461	18,273	21,648	23,416
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Accumulated Value	10,000		11,169	12,974	15,545	15,932	19,517	25,812	22,466	25,926	32,823	38,151
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Accumulated Value	10,000		11,776	15,729	19,544	19,733	34,073	45,175	29,885	40,389	52,797	68,974
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Accumulated Value	10,000		11,253	13,078	15,649	16,106	19,639	25,758	22,868	26,511	33,703	39,049
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		11,288	12,509	14,094	13,653	13,476	19,472	17,953	18,968	22,797	24,671
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 11,292	$ 12,600	$ 14,171	$ 14,259	$ 14,378	$ 19,618	$ 18,396	$ 19,976	$ 24,201	$ 26,461